Supplemental guarantor information required under SEC regulations	12 Months Ended
Dec. 31, 2024
Supplemental Guarantor Information [Line Items]
Condensed Financial Information Of Parent Company Only Disclosure 1 [Text Block]

Note 34

Supplemental guarantor information
In 2015, the Personal & Corporate Banking

and Wealth Management businesses booked in Switzerland were transferred from

UBS AG

to UBS

Switzerland

AG through

an asset

transfer

in accordance

with the

Swiss Merger

Act. Under

the
terms of the asset transfer agreement,

UBS Switzerland AG assumed joint liability for

contractual obligations of UBS AG
existing on

the asset

transfer date, including

the full and

unconditional guarantee of

certain SEC-registered debt securities
issued by UBS AG. The joint

liability of UBS Switzerland AG for

contractual obligations of UBS AG

decreased in 2024 by
USD 0.7
bn to

USD
2.6
bn as

of 31 December

2024. The

decrease

substantially relates

to a

combination of

contractual
maturities, fair value movements and foreign currency

effects.
UBS AG,

together with

UBS Group

AG, has

fully and

unconditionally guaranteed

the outstanding

SEC-registered

debt
securities of Credit

Suisse (USA)

LLC, which

as of 31

December 2024

consisted of

a single outstanding

issuance with

a
balance of USD 742 m maturing in July 2032. Credit Suisse (USA) LLC is an indirect, wholly owned subsidiary of UBS AG.
UBS AG assumed Credit Suisse AG’s obligations under the guarantee as of 31 May 2024 (i.e. the date of the merger). In accordance with

the guarantee, if

Credit Suisse

(USA) LLC

fails to

make a timely

payment under

the agreements governing
such debt

securities, the

holders of

the debt

securities may

demand payment

from either

UBS Group

AG or

UBS AG,
without first p